UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

Item 1. Report to Stockholders.

(a)

Castellan Targeted Equity ETF Ticker: CTEF Listed on: Cboe BZX Exchange, Inc.	May 31, 2026 Annual Shareholder Report https://castellanetf.com/ctef/

This annual shareholder report contains important information about the Castellan Targeted Equity ETF (the “Fund”) for the period of June 17, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://castellanetf.com/ctef/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$58	0.45%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
Since Inception (6/17/2025)
Castellan Targeted Equity ETF - NAV	70.11%
Solactive GBS United States 1000 Index (net total return)	27.35%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties.

Visit https://castellanetf.com/ctef/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund primarily invested in U.S. equities across various sectors, with a focus on companies exhibiting value, price momentum, and earnings momentum characteristics.
TOP PERFORMANCE CONTRIBUTORS
The Fund’s performance was driven by a combination of positive sector exposure effects, positive style exposure effects, and positive individual stock selection effects.
The Fund’s positive sector exposure effects were driven by Information Technology and Consumer Discretionary. The Fund maintained a meaningful overweight allocation to Information Technology, where both allocation and stock selection contributed positively, supported by positions in Western Digital Corp., Micron Technology Inc., and Lam Research Corp. The Fund was also overweight in
Annual Shareholder Report: May 31, 2026

Castellan Targeted Equity ETF Ticker: CTEF Listed on: Cboe BZX Exchange, Inc.	May 31, 2026 Annual Shareholder Report https://castellanetf.com/ctef/
Consumer Discretionary, where allocation and stock selection both provided positive contribution, supported by positions in companies like Tapestry Inc.
Additionally, style exposures provided net positive contributions from factors such as beta, momentum, and valuation. Other large positive stock selection effects were provided by Comfort Systems USA Inc., Modine Manufacturing Co., and Clear Secure Inc.
TOP PERFORMANCE DETRACTORS
While overall performance was strong, certain sectors detracted modestly from results. The Fund was overweight in the Health Care sector relative to the benchmark, providing a negative relative performance contribution. The Fund was also underweight in the Financials sector relative to the benchmark, providing a negative relative performance contribution.
The Fund’s tilt towards small- and mid-cap equities relative to the benchmark led to a detraction in performance.
From a stock selection perspective, the Fund experienced the largest performance detractions from Palomar Holdings Inc., Fortinet Inc., Booking Holdings Inc., Microsoft Corp., and Universal Health Services Inc.

KEY FUND STATISTICS (as of Period End)
Net Assets	$610,420,939	Portfolio Turnover Rate*	89%
# of Portfolio Holdings	48	Fund Advisory Fees	$2,009,008
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Information Technology	40.3%
Financials	20.2%
Consumer Discretionary	15.9%
Industrials	15.7%
Health Care	8.8%
Purchased Options	3.3%
Written Options	(4.5)%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Micron Technology, Inc.	10.3%
Western Digital Corp.	7.2%
Lam Research Corp.	6.4%
Jabil, Inc.	6.3%
Modine Manufacturing Co.	5.9%
Comfort Systems USA, Inc.	5.8%
Dave, Inc.	4.9%
Deckers Outdoor Corp.	4.7%
Tapestry, Inc.	4.3%
NVIDIA Corp.	4.3%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://castellanetf.com/ctef/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: May 31, 2026

Castellan Targeted Income ETF Ticker: CTIF Listed on: Cboe BZX Exchange, Inc.	May 31, 2026 Annual Shareholder Report https://castellanetf.com/ctif/

This annual shareholder report contains important information about the Castellan Targeted Income ETF (the “Fund”) for the period of June 24, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://castellanetf.com/ctif/. You can also request this information by contacting us at (215) 330-4476.. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$44	0.45%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
Since Inception (6/24/2025)
Castellan Targeted Income ETF - NAV	8.04%
Solactive GBS United States 1000 Index (net total return)	24.99%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties.

Visit https://castellanetf.com/ctif/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund primarily invested in large- and mid-cap U.S. equities across various sectors, with a focus on companies exhibiting high-quality characteristics in addition to strong histories of dividend growth. Additionally, the Fund invested in covered call options overlayed over individual stock positions.

TOP PERFORMANCE CONTRIBUTORS

The Fund’s positive return was supported by several areas of the portfolio. Strong contributions came from holdings within the Industrials sector, including positions in Caterpillar Inc., Parker-Hannifin Corp., and Hubbell Inc. The portfolio also benefitted from style exposures to Valuation, Dividend Yield, and Profitability (Quality).
Additionally, option premiums generated from the Fund’s covered call strategy supplemented dividend income received from portfolio holdings and contributed positively to the Fund’s overall distribution profile during the Period.

Annual Shareholder Report: May 31, 2026

Castellan Targeted Income ETF Ticker: CTIF Listed on: Cboe BZX Exchange, Inc.	May 31, 2026 Annual Shareholder Report https://castellanetf.com/ctif/

TOP PERFORMANCE DETRACTORS

Performance was negatively affected by the Fund’s lower exposure to certain areas of the market that experienced particularly strong gains during the Period, most notably Information Technology. The Fund’s emphasis on higher-quality, dividend-growing companies also resulted in less exposure to Beta and Momentum styles that outperformed in portions of the market.

Individual holdings that detracted from performance included Oracle Corp., Automatic Data Processing Inc., and Abbott Laboratories. While the covered call strategy generated additional cash proceeds, periods of strong equity market appreciation reduced participation in some upside market moves when portfolio holdings advanced above the strike prices of written covered call options.

KEY FUND STATISTICS (as of Period End)
Net Assets	$179,974,212	Portfolio Turnover Rate*	26%
# of Portfolio Holdings	44	Fund Advisory Fees	$643,407
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Industrials	48.2%
Information Technology	21.0%
Financials	13.4%
Consumer Staples	8.7%
Materials	4.0%
Health Care	3.4%
Fixed Income ETF	0.2%
Written Options	(0.2)%
Cash and Cash Equivalents	1.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Broadcom, Inc.	6.3%
Analog Devices, Inc.	6.3%
Caterpillar, Inc.	5.9%
Eaton Corp. PLC	5.9%
Snap-on, Inc.	5.4%
Parker-Hannifin Corp.	5.3%
Goldman Sachs Group, Inc.	5.3%
WW Grainger, Inc.	5.2%
Hubbell, Inc.	4.9%
Microsoft Corp.	4.8%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://castellanetf.com/ctif/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: May 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	CTEF	CTIF
	FYE 5/31/2026	FYE 5/31/2026
(a) Audit Fees	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,250	$2,250
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 100.9%
Consumer Discretionary - 15.9%
Apparel, Accessories & Luxury Goods - 4.3%
Tapestry, Inc. (a)	182,490	$26,544,996

Footwear - 4.7%
Deckers Outdoor Corp. (b)(c)	250,088	28,472,519

Hotels, Resorts & Cruise Lines - 3.4%
Expedia Group, Inc. (c)	91,490	20,657,527

Specialized Consumer Services - 3.5%
Frontdoor, Inc. (a)(b)(c)	348,990	21,661,809
Total Consumer Discretionary		97,336,851

Financials - 20.2%
Asset Management & Custody Banks - 3.7%
Affiliated Managers Group, Inc.	74,515	22,566,868

Consumer Finance - 9.0%
Bread Financial Holdings, Inc. (c)	284,573	25,346,917
Dave, Inc. (b)	104,986	29,664,844
		55,011,761
Investment Banking & Brokerage - 4.1%
Virtu Financial, Inc. - Class A (c)	494,016	24,774,902

Property & Casualty Insurance - 3.4%
Palomar Holdings, Inc. (b)	193,902	20,755,270
Total Financials		123,108,801

Health Care - 8.8%
Health Care Distributors - 3.1%
McKesson Corp. (a)	25,214	18,719,882

Health Care Facilities - 5.7%
Tenet Healthcare Corp. (a)(b)	113,885	19,966,318
Universal Health Services, Inc. - Class B	101,865	14,883,495
		34,849,813
Total Health Care		53,569,695

Industrials - 15.7%
Building Products - 5.9%
Modine Manufacturing Co. (a)(b)	128,095	35,726,977
The accompanying notes are an integral part of these financial statements.

1

CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

		Shares	Value
Construction & Engineering - 5.8%
Comfort Systems USA, Inc.		19,258	$35,207,668

Construction Machinery & Heavy Transportation Equipment - 4.0%
Blue Bird Corp. (b)		364,938	24,731,848
Total Industrials			95,666,493

Information Technology - 40.3% (d)
Application Software - 3.4%
AppLovin Corp. - Class A (b)		33,516	20,548,325

Electronic Manufacturing Services - 6.3%
Jabil, Inc. (c)		106,127	38,689,659

Semiconductor Materials & Equipment - 6.4%
Lam Research Corp.		122,924	39,111,958

Semiconductors - 14.5%
Micron Technology, Inc. (c)		64,530	62,658,630
NVIDIA Corp. (a)		122,906	25,950,373
			88,609,003
Systems Software - 2.5%
Microsoft Corp. (a)		34,112	15,358,587

Technology Hardware, Storage & Peripherals - 7.2%
Western Digital Corp.		82,859	44,015,529
Total Information Technology			246,333,061
TOTAL COMMON STOCKS (Cost $404,266,783)			616,014,901

PURCHASED OPTIONS - 3.3% (b)	Notional Amount	Contracts
Call Options - 3.3% (c)(e)(f)(h)
Bread Financial Holdings, Inc.
Expiration: 11/20/2026; Exercise Price: $85.01	$5,032,455	565	711,437
Expiration: 11/20/2026; Exercise Price: $87.51	5,032,455	565	632,484
Deckers Outdoor Corp., Expiration: 09/18/2026; Exercise Price: $120.01	4,554,000	400	344,524
Expedia Group, Inc., Expiration: 09/18/2026; Exercise Price: $240.01	8,354,230	370	730,606
Famous Daves Amer, Inc.
Expiration: 11/20/2026; Exercise Price: $240.01	6,046,784	214	1,745,863
Expiration: 11/20/2026; Exercise Price: $250.01	6,046,784	214	1,630,049
Frontdoor, Inc.
Expiration: 10/16/2026; Exercise Price: $60.01	4,344,900	700	537,362
The accompanying notes are an integral part of these financial statements.

2

CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Notional Amount	Contracts	Value
Expiration: 10/16/2026; Exercise Price: $65.01	$4,344,900	700	$363,972
Jabil, Inc., Expiration: 06/18/2026; Exercise Price: $225.01	6,525,624	179	2,504,989
Micron Technology, Inc., Expiration: 07/17/2026; Exercise Price: $315.01	14,759,200	152	10,027,233
Virtu Financial, Inc.
Expiration: 09/18/2026; Exercise Price: $47.01	4,764,250	950	542,944
Expiration: 09/18/2026; Exercise Price: $48.01	4,764,250	950	485,022
TOTAL PURCHASED OPTIONS (Cost $10,485,129)			20,256,485

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%		Shares
First American Government Obligations Fund - Class X, 3.55% (g)		1,865,113	1,865,113
TOTAL MONEY MARKET FUNDS (Cost $1,865,113)			1,865,113

TOTAL INVESTMENTS - 104.5% (Cost $416,617,025)			$638,136,499
Liabilities in Excess of Other Assets - (4.5)%			(27,715,560)
TOTAL NET ASSETS - 100.0%			$610,420,939

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $129,363,545.
(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(h)	FLexible EXchange® Options.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

3

CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF WRITTEN OPTIONS
May 31, 2026

WRITTEN OPTIONS - (4.5)% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - (4.1)%
Bread Financial Holdings, Inc., Expiration: 11/20/2026; Exercise Price: $100.01	$(10,064,910)	(1,130)	$(660,270)
Deckers Outdoor Corp., Expiration: 09/18/2026; Exercise Price: $140.01	(9,108,000)	(800)	(267,056)
Expedia Group, Inc., Expiration: 09/18/2026; Exercise Price: $290.01	(8,354,230)	(370)	(251,234)
Famous Daves Amer, Inc., Expiration: 11/20/2026; Exercise Price: $330.01	(12,093,568)	(428)	(1,846,092)
Frontdoor, Inc., Expiration: 10/16/2026; Exercise Price: $75.01	(8,689,800)	(1,400)	(322,854)
Jabil, Inc., Expiration: 06/18/2026; Exercise Price: $255.01	(13,051,248)	(358)	(3,957,214)
Micron Technology, Inc., Expiration: 07/17/2026; Exercise Price: $400.01	(29,518,400)	(304)	(17,530,072)
Virtu Financial, Inc., Expiration: 09/18/2026; Exercise Price: $54.01	(9,528,500)	(1,900)	(458,204)
Total Call Options			(25,292,996)

Put Options - (0.4)%
Bread Financial Holdings, Inc., Expiration: 11/20/2026; Exercise Price: $85.01	(5,032,455)	(565)	(444,762)
Expedia Group, Inc., Expiration: 09/18/2026; Exercise Price: $240.01	(4,177,115)	(185)	(579,516)
Famous Daves Amer, Inc., Expiration: 11/20/2026; Exercise Price: $240.01	(6,046,784)	(214)	(752,584)
Frontdoor, Inc., Expiration: 10/16/2026; Exercise Price: $60.01	(4,344,900)	(700)	(325,101)
Virtu Financial, Inc., Expiration: 09/18/2026; Exercise Price: $47.01	(4,764,250)	(950)	(251,893)
Total Put Options			(2,353,856)
TOTAL WRITTEN OPTIONS (Premiums received $8,970,455)			$(27,646,852)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	FLexible EXchange® Options.
The accompanying notes are an integral part of these financial statements.

4

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 98.7%
Consumer Staples - 8.7%
Food Retail - 4.6%
Kroger Co. (a)	132,556	$8,238,355

Household Products - 4.1%
Procter & Gamble Co. (a)(b)	51,433	7,383,722
Total Consumer Staples		15,622,077

Financials - 13.4%
Asset Management & Custody Banks - 3.8%
Ameriprise Financial, Inc. (a)(b)	15,493	6,905,385

Consumer Finance - 4.3%
American Express Co. (a)	24,377	7,714,589

Investment Banking & Brokerage - 5.3%
Goldman Sachs Group, Inc. (a)	9,219	9,454,638
Total Financials		24,074,612

Health Care - 3.4%
Health Care Equipment - 3.4%
Abbott Laboratories (a)(b)	71,816	6,147,450

Industrials - 48.2% (c)
Aerospace & Defense - 4.7%
General Dynamics Corp. (a)	24,413	8,466,917

Construction Machinery & Heavy Transportation Equipment - 5.9%
Caterpillar, Inc. (a)(b)	12,113	10,609,413

Data Processing & Outsourced Services - 3.2%
Broadridge Financial Solutions, Inc. (a)(b)	37,439	5,755,123

Electrical Components & Equipment - 10.7%
Eaton Corp. PLC (a)(b)	26,425	10,585,855
Hubbell, Inc. (a)(b)	18,452	8,739,052
		19,324,907
Human Resource & Employment Services - 3.7%
Automatic Data Processing, Inc. (a)(b)	30,154	6,689,363

Industrial Machinery & Supplies & Components - 14.7%
Illinois Tool Works, Inc. (a)(b)	29,473	7,288,083
The accompanying notes are an integral part of these financial statements.

5

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Parker-Hannifin Corp. (a)(b)	11,195	$9,455,633
Snap-on, Inc. (a)(b)	26,084	9,682,642
		26,426,358
Trading Companies & Distributors - 5.3%
WW Grainger, Inc. (a)(b)	7,652	9,444,404
Total Industrials		86,716,485

Information Technology - 21.0%
IT Consulting & Other Services - 3.6%
Accenture PLC - Class A (a)(b)	35,104	6,566,905

Semiconductors - 12.6%
Analog Devices, Inc. (a)(b)	27,321	11,306,796
Broadcom, Inc. (a)	25,345	11,323,386
		22,630,182
Systems Software - 4.8%
Microsoft Corp. (a)(b)	19,263	8,672,973
Total Information Technology		37,870,060

Materials - 4.0%
Specialty Chemicals - 4.0%
RPM International, Inc. (a)(b)	67,302	7,131,993
TOTAL COMMON STOCKS (Cost $161,312,376)		177,562,677

EXCHANGE TRADED FUNDS - 0.2%
Alpha Architect 1-3 Month Box ETF (d)(e)	3,230	377,522
TOTAL EXCHANGE TRADED FUNDS (Cost $362,988)		377,522

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%
First American Government Obligations Fund - Class X, 3.55% (f)	2,397,948	2,397,948
TOTAL MONEY MARKET FUNDS (Cost $2,397,948)		2,397,948

TOTAL INVESTMENTS - 100.2% (Cost $164,073,312)		$180,338,147
Liabilities in Excess of Other Assets - (0.2)%		(363,935)
TOTAL NET ASSETS - 100.0%		$179,974,212

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

6

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $83,744,607.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	Non-income producing security.
(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

7

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Call Options - (0.2)% (a)(b)(c)
Abbott Laboratories, Expiration: 06/05/2026; Exercise Price: $88.25	$(1,232,640)	(144)	$(7,875)
Accenture PLC, Expiration: 06/05/2026; Exercise Price: $185.70	(1,309,490)	(70)	(41,954)
American Express Co., Expiration: 06/05/2026; Exercise Price: $325.37	(1,550,703)	(49)	(8,600)
Ameriprise Financial, Inc., Expiration: 06/18/2026; Exercise Price: $494.08	(1,381,701)	(31)	(2,419)
Analog Devices, Inc., Expiration: 06/05/2026; Exercise Price: $480.52	(2,276,175)	(55)	(1,636)
Automatic Data Processing, Inc., Expiration: 06/05/2026; Exercise Price: $224.75	(1,331,040)	(60)	(13,793)
Broadcom, Inc., Expiration: 06/05/2026; Exercise Price: $508.62	(2,278,527)	(51)	(28,379)
Broadridge Financial Solutions, Inc., Expiration: 06/18/2026; Exercise Price: $155.48	(1,152,900)	(75)	(29,192)
Caterpillar, Inc., Expiration: 06/05/2026; Exercise Price: $975.89	(2,102,088)	(24)	(1,385)
Eaton Corp. PLC, Expiration: 06/05/2026; Exercise Price: $434.95	(2,123,180)	(53)	(4,795)
General Dynamics Corp., Expiration: 06/05/2026; Exercise Price: $351.32	(1,699,418)	(49)	(10,601)
Goldman Sachs Group, Inc., Expiration: 06/05/2026; Exercise Price: $1,011.59	(1,846,008)	(18)	(36,304)
Hubbell, Inc., Expiration: 06/18/2026; Exercise Price: $515.87	(1,752,357)	(37)	(13,841)
Illinois Tool Works, Inc., Expiration: 06/18/2026; Exercise Price: $265.39	(1,458,952)	(59)	(6,656)
Kroger Co., Expiration: 06/05/2026; Exercise Price: $67.87	(1,646,975)	(265)	(1,664)
Microsoft Corp., Expiration: 06/05/2026; Exercise Price: $425.89	(1,755,936)	(39)	(98,442)
Parker-hannifin Corp., Expiration: 06/18/2026; Exercise Price: $919.35	(1,858,186)	(22)	(8,571)
Procter & Gamble Co., Expiration: 06/05/2026; Exercise Price: $147.93	(1,478,668)	(103)	(4,703)
Rpm International, Inc., Expiration: 06/18/2026; Exercise Price: $108.56	(1,430,595)	(135)	(27,649)
Snap-on, Inc., Expiration: 06/18/2026; Exercise Price: $378.97	(1,930,292)	(52)	(24,930)
WW Grainger, Inc., Expiration: 06/18/2026; Exercise Price: $1,313.47	(1,851,360)	(15)	(7,299)
TOTAL WRITTEN OPTIONS (Premiums received $445,814)			$(380,688)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	FLexible EXchange® Options.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

8

CASTELLAN ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026

	Castellan Targeted Equity ETF	Castellan Targeted Income ETF
ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$638,136,499	$179,960,625
Investments in affiliated securities, at value (See Note 2 and 5)	—	377,522
Dividends receivable	154,224	201,579
Total assets	638,290,723	180,539,726

LIABILITIES:
Written options, at value (See Note 2)	27,646,852	380,688
Payable to adviser (See Note 3)	222,814	68,273
Due to broker	118	116,460
Interest payable	—	93
Total liabilities	27,869,784	565,514
NET ASSETS	$610,420,939	$179,974,212

NET ASSETS CONSISTS OF:
Paid-in capital	$428,308,300	$166,016,163
Total distributable earnings	182,112,639	13,958,049
Total net assets	$610,420,939	$179,974,212

Net assets	$610,420,939	$179,974,212
Shares issued and outstanding (unlimited shares authorized without par value)	7,180,000	3,465,000
Net asset value per share	$85.02	$51.94

COST:
Investments in unaffiliated securities, at cost	$416,617,025	$163,710,324
Investments in affiliated securities, at cost	—	362,988

PROCEEDS:
Written options premium received	$8,970,455	$445,814

The accompanying notes are an integral part of these financial statements.

CASTELLAN ETFs
STATEMENT OF OPERATIONS
For the Period Ended May 31, 2026

	Castellan Targeted Equity ETF(a)	Castellan Targeted Income ETF(b)
INVESTMENT INCOME:
Dividend income	$2,252,462	$2,315,913
Total investment income	2,252,462	2,315,913

EXPENSES:
Investment advisory fee (See Note 3)	2,009,008	643,407
Interest expense	3,738	1,361
Total expenses	2,012,746	644,768
NET INVESTMENT INCOME (LOSS)	239,716	1,671,145

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(11,847,273)	(2,088,899)
Investments in affiliated securities	205,977	50,648
In-kind redemptions in unaffiliated securities	111,172,591	8,285,282
In-kind redemptions in affiliated securities	5,045	978
Written options	(8,992,427)	(333,661)
Payment from affiliates (See Note 7)	19,374	—
Net realized gain (loss)	90,563,287	5,914,348

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	176,249,117	3,616,619
Investments in affiliated securities	(38,693)	8,917
Written options	(18,676,397)	65,126
Net change in unrealized appreciation (depreciation)	157,534,027	3,690,662
Net realized and unrealized gain (loss)	248,097,314	9,605,010
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$248,337,030	$11,276,155

(a)	Inception date of the Fund was June 17, 2025.
(b)	Inception date of the Fund was June 24, 2025.

The accompanying notes are an integral part of these financial statements.

CASTELLAN ETFs

STATEMENT OF CHANGES IN NET ASSETS

	Castellan Targeted Equity ETF	Castellan Targeted Income ETF
	Period ended May 31, 2026(a)	Period ended May 31, 2026(b)
OPERATIONS:
Net investment income (loss)	$239,716	$1,671,145
Net realized gain (loss)	90,563,287	5,914,348
Net change in unrealized appreciation (depreciation)	157,534,027	3,690,662
Net increase (decrease) in net assets from operations	248,337,030	11,276,155

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(359,452)	(1,671,145)
Return of capital	—	(4,115,531)
Total distributions to shareholders	(359,452)	(5,786,676)

CAPITAL TRANSACTIONS:
Shares sold	346,747,838	86,279,221
Shares issued from reorganization (See Note 1)	311,589,995	106,137,247
Shares redeemed	(295,895,876)	(17,931,816)
ETF transaction fees (See Note 1)	1,404	81
Net increase (decrease) in net assets from capital transactions	362,443,361	174,484,733

NET INCREASE (DECREASE) IN NET ASSETS	610,420,939	179,974,212

NET ASSETS:
Beginning of the period	—	—
End of the period	$610,420,939	$179,974,212

SHARES TRANSACTIONS
Shares sold	5,220,000	1,690,000
Shares issued from reorganization (See Note 1)	6,230,000	2,125,000
Shares redeemed	(4,270,000)	(350,000)
Total increase (decrease) in shares outstanding	7,180,000	3,465,000

(a)	Inception date of the Fund was June 17, 2025.
(b)	Inception date of the Fund was June 24, 2025.
The accompanying notes are an integral part of these financial statements.

CASTELLAN ETFs

FINANCIAL HIGHLIGHTS

Castellan Targeted Equity ETF

Period ended May 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$50.01

INVESTMENT OPERATIONS:
Net investment income(b)	0.03
Net realized and unrealized gain (loss) on investments(c)	35.03(j)
Total from investment operations	35.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)
Total distributions	(0.05)

ETF transaction fees per share	0.00(d)
Net asset value, end of period	$85.02

TOTAL RETURN(e)	70.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$610,421
Ratio of expenses to average net assets(f)(g)	0.45%
Ratio of dividends, interest and borrowing expense to average net assets(f)(g)	0.00%(h)
Ratio of net investment income (loss) to average net assets(f)(g)	0.05%
Portfolio turnover rate(e)(i)	89%

(a)	Inception date of the Fund was June 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes increase in payments by affiliates of less than $0.01.

The accompanying notes are an integral part of these financial statements.

CASTELLAN ETFs

FINANCIAL HIGHLIGHTS (CONTINUED)

Castellan Targeted Income ETF

Period ended May 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$49.95

INVESTMENT OPERATIONS:
Net investment income(b)	0.56
Net realized and unrealized gain (loss) on investments(c)	3.35
Total from investment operations	3.91

LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)
Return of capital	(1.36)
Total distributions	(1.92)

ETF transaction fees per share	0.00(d)
Net asset value, end of period	$51.94

TOTAL RETURN(e)	8.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$179,974
Ratio of expenses to average net assets(f)(g)	0.45%
Ratio of dividends, interest and borrowing expense to average net assets(f)(g)	0.00%(h)
Ratio of net investment income (loss) to average net assets(f)(g)	1.17%
Portfolio turnover rate(e)(i)	26%

(a)	Inception date of the Fund was June 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

NOTE 1 – ORGANIZATION

Castellan Targeted Equity ETF (“CTEF”) and Castellan Targeted Income ETF (“CTIF”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification Classification
CTEF	June 17, 2025	10,000	Cboe BZX Exchange, Inc.	Non-diversified
CTIF	June 24, 2025	10,000	Cboe BZX Exchange, Inc.	Non-diversified

The investment objective for each Fund is that it:

Fund	Investment Objective
CTEF	seeks to achieve capital appreciation.
CTIF	seeks to provide current income with an opportunity for capital appreciation.

As part of CTEF’s commencement of operations on June 17, 2025, CTEF received an in-kind contribution from accounts managed by the Sub-Adviser (as defined below), which consisted of $311,589,995 of securities which were recorded at their current value. However, as the transaction was determined to be a non-taxable transaction by management, CTEF elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of June 17, 2025, was $266,280,945, resulting in net unrealized appreciation on investments of $45,309,050 as of that date. As a result of the in-kind contribution, CTEF issued 6,230,000 shares at a $50.01 per share net asset value.

As part of CTIF’s commencement of operations on June 24, 2025, CTIF received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $106,137,247 of securities which were recorded at their current value to align CTIF’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, CTIF elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of June 24, 2025, was $93,497,948, resulting in net unrealized appreciation on investments of $12,639,299 as of that date. As a result of the in-kind contribution, CTIF issued 2,125,000 shares at a $49.95 per share net asset value.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

transaction fee. The Funds may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a particular Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Funds is May 31, 2026, and the periods covered by these Notes to Financial Statements are from June 17, 2025 to May 31, 2026 for CTEF and from June 24, 2025 to May 31, 2026 for CTIF (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
CTEF
Assets
Investments
Common Stocks	$616,014,901	$—	$—	$616,014,901
Purchased Options	—	20,256,485	—	20,256,485
Money Market Funds	1,865,113	—	—	1,865,113
Total Investments	$617,880,014	$20,256,485	$—	$638,136,499

Liabilities
Investments
Written Options	$—	$(27,646,852)	$—	$(27,646,852)
Total Investments	$—	$(27,646,852)	$—	$(27,646,852)

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
CTIF
Assets
Investments
Common Stocks	$177,562,677	$—	$—	$177,562,677
Exchange Traded Funds	377,522	—	—	377,522
Money Market Funds	2,397,948	—	—	2,397,948
Total Investments	$180,338,147	$—	$—	$180,338,147

Liabilities
Investments
Written Options	$—	$(380,688)	$—	$(380,688)
Total Investments	$—	$(380,688)	$—	$(380,688)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Options Contracts. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). The Funds’ portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. Each Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of a Fund. Each Fund receives premiums in exchange for its written FLEX Options and pays premiums in exchange for its purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the applicable Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the applicable Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the applicable Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the applicable Fund. A Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of the Current Fiscal Period are as follows:

	Equity Risk
	Asset Derivatives	Liability Derivatives
	Purchased Options, at Value	Written Options, at Value
CTEF	$20,256,485	$27,646,852
CTIF	N/A	380,688

The effects of derivative instruments on the Statement of Operations for the Current Fiscal Period are as follows:

	Equity Risk
	Amount of Realized Gain/(Loss) on Derivatives(a)
	Purchased Options	Purchased Options In-Kind	Written Options	Written Options In-Kind		Totals
CTEF	$1,800,712	$—	$(8,992,427)	$—	$(7,191,714)	$(7,191,715)
CTIF	(172)	—	(333,661)	—	(333,833)	(333,833)
(a) Realized gain (loss) on purchased options is included within the net realized (loss) on unaffiliated and affiliated securities balance on the Statements of Operations.

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

	Equity Risk
	Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives(a)
	Purchased Options	Written Options	Totals
CTEF	$9,771,356	$(18,676,397)	$(8,905,041)
CTIF	N/A	$65,126	$65,126
(a) Unrealized gain (loss) on purchased options is included within the change in net unrealized gain (loss) on unaffiliated and affiliated securities balance on the Statements of Operations.

The average volume of derivative activity for the Current Fiscal Period is as follows:

	Purchased Options	Written Options
	Average Monthly Notional Value	Average Monthly Notional Value
CTEF	$26,537,952	$48,261,738
CTIF	N/A	$32,247,638

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Funds did not incur any interest or penalties.

E.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

F.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for CTEF are declared and paid on an annual basis for the Funds and distributions to shareholders from net investment income for CTIF are declared and paid on a quarterly basis for the Funds and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

G.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

J.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

K.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the Current Fiscal Period, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
CTEF	$(111,173,989)	$111,173,989
CTIF	$(8,286,260)	$8,286,260

L.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

CTEF	0.45%
CTIF	0.45%

Castellan Group, LLC (“Castellan”) serves as the investment sub-adviser to the Funds, and Arin Risk Advisors, LLC (“Arin”) (individually, a “Sub-Adviser”, or collectively, the “Sub-Advisers”) serves as the trading sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and Castellan, Castellan is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board. Subject to the supervision and oversight of the Adviser and the Board, and pursuant to a sub-advisory agreement between the Trust, the Adviser, Castellan and Arin, Arin has discretion to select each Fund’s options transactions and the broker-dealers to execute Fund transactions in accordance with each Fund’s objectives, policies, and restrictions and Castellan’s instructions.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
CTEF	$418,681,702	$420,381,216
CTIF	39,288,903	44,187,839

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
CTEF	$334,037,993	292,261,430
CTIF	84,813,577	17,958,577

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period for any of the respective Funds.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

CTEF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying fund have the same investment adviser. CTEF had the following transactions with such affiliated funds during the Current Fiscal Period:

Alpha Architect 1-3 Month Box ETF(c)
Value as of June 17, 2025(a)(b)	$11,612,078
Additions	35,222,319
Reductions	(47,006,726)
Realized Gain (Loss)	211,022
Net Change in Unrealized Appreciation (Depreciation)	(38,693)
Value as of May 31, 2026	$—

Shares as of May 31, 2026	—
Dividend / Interest Income	$—

Capital Gain Distributions from Underlying Funds	$—

(a)	Inception date of Fund.
(b)	Market value and shares of securities as a result of a non-taxable exchange.
(c)	Security was affiliated during the period but is no longer held as of May 31, 2026.

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

CTIF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying fund have the same investment adviser. CTIF had the following transactions with such affiliated funds during the Current Fiscal Period:

Alpha Architect 1-3 Month Box ETF
Value as of June 24, 2025(a)(b)	$1,319,902
Additions	1,224,960
Reductions	(2,227,883)
Realized Gain (Loss)	51,626
Net Change in Unrealized Appreciation (Depreciation)	8,917
Value as of May 31, 2026	$377,522

Shares as of May 31, 2026	3,230
Dividend / Interest Income	$—

Capital Gain Distributions from Underlying Funds	$—

(a)	Inception date of Fund.
(b)	Market value and shares of securities as a result of a non-taxable exchange.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period, for each Fund were as follows:

	CTEF	CTIF
Tax cost of Investments	$407,727,722	$163,627,498
Gross tax unrealized appreciation	243,500,185	29,327,967
Gross tax unrealized depreciation	(40,738,260)	(12,998,006)
Net tax unrealized appreciation (depreciation)	$202,761,925	$16,329,961
Undistributed ordinary income	—	—
Undistributed long-term gain	—	—
Total distributable earnings	—	—
Other accumulated gain (loss)	(20,649,286)	(2,371,912)
Total accumulated gain (loss)	$182,112,639	$13,958,049

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the Current Fiscal Period ended, the Funds did not defer any post-October capital losses and the Fund deferred, on a tax basis, qualified late year losses of:

Post-October Late Year Loss Deferral
CTEF	$119,736
CTIF	—

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

For the Current Fiscal Period, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
CTEF	$(17,840,060)	$(2,689,490)
CTIF	—	(109,887)

NOTE 7 – PAYMENTS FROM AFFILIATES

During the Current Fiscal Period, an affiliate reimbursed the CTEF in the amount of $19,374 for losses related to an error. The reimbursement amount is reflected in the CTEF’s Statements of Operations as “Payments from affiliates.”

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the Current Fiscal Period was as follows:

	Fiscal Period Ended May 31, 2026
	CTEF(a)	CTIF(b)
Ordinary Income	$359,452	$1,671,145
Return of capital	—	4,115,531
Total	$359,452	$5,786,676

(a) Inception date of the Fund was June 17, 2025.
(b) Inception date of the Fund was June 24, 2025.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Castellan ETFs and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Castellan Targeted Equity ETF and Castellan Targeted Income ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of May 31, 2026, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting EA Series Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Castellan Targeted Equity ETF	For the period June 17, 2025 (commencement of operations) to May 31, 2026	For the period June 17, 2025 (commencement of operations) to May 31, 2026	For the period June 17, 2025 (commencement of operations) to May 31, 2026
Castellan Targeted Income ETF	For the period June 24, 2025 (commencement of operations) to May 31, 2026	For the period June 24, 2025 (commencement of operations) to May 31, 2026	For the period June 24, 2025 (commencement of operations) to May 31, 2026
Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 30, 2026

CASTELLAN ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

CTEF	100.00%
CTIF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period were as follows:

CTEF	100.00%
CTIF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Current Fiscal Period were as follows:

CTEF	0.00%
CTIF	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 3, 2026